Document and Entity Information	Oct. 15, 2026
Details
Registrant CIK	0001404804
Registrant Name	OMNITEK ENGINEERING CORP.
SEC Form	8-K
Period End date	Oct. 15, 2026
Tax Identification Number (TIN)	33-0984450
Emerging Growth Company	false
Entity Incorporation, State or Country Code	CA
Entity File Number	000-53955
Entity Address, Address Line One	1501 N. Carlotte Avenue
Entity Address, Address Line Two	Suite B203
Entity Address, City or Town	Monroe
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28110
City Area Code	980
Local Phone Number	500-2662
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false